UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-23299
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OFS Credit Company, Inc.
(Exact name of registrant as specified in charter)
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10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Address of principal executive offices)
Bilal Rashid
Chief Executive Officer
OFS Credit Company, Inc.
10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Name and address of agent for service)
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Registrant’s telephone number, including area code: (847) 734-2000
Date of fiscal year end: October 31
Date of reporting period: October 10, 2018 - June 30, 2019

Item 1. Proxy Voting Record.

The Registrant held no securities during the reporting period that required proxy votes and, therefore, there is no voting record to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
Bilal Rashid
Chief Executive Officer
Date: August 8, 2019